Income Taxes - Components of income tax expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Current:
Domestic, Current	¥ 69,661	¥ 73,534	¥ 42,099
Foreign, Current	7,323	17,853	10,706
Subtotal, Current	76,984	91,387	52,805
Deferred:
Domestic, Deferred	1,561	(19,567)	(23,512)
Foreign, Deferred	1,545	(1,546)	(399)
Subtotal, Deferred	3,106	(21,113)	(23,911)
Total	¥ 80,090	¥ 70,274	¥ 28,894